ACCOUNT RECEIVABLES - THIRD PARTIES, NET - Movement (Details) - Nonrelated Party - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Movement of the allowance for credit losses
Balance as of December 31, 2022	$ 383	$ 0
Provisions	308	374
Foreign currency translation adjustment	(8)	8
Balance as of December 31, 2023	$ 683	$ 383